Accumulated Other Comprehensive Income (Loss)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss)

Note 16. Accumulated Other Comprehensive Income (Loss)

Changes in accumulated other comprehensive income (loss), net of tax by component for the three months ended March 31, 2023 and March 31, 2022 is as follows:

	Three Months Ended March 31,
(Thousands)	2023	2022
Cash flow hedge changes in fair value gain (loss):
Balance at beginning of period	$(6,355)	$11,759
Other comprehensive income (loss) before reclassifications	2,354	(2,269)
Amounts reclassified from accumulated comprehensive income	721	(4,129)
Tax effect	(835)	1,538
Net other comprehensive income	(4,115)	6,899
Less: Other comprehensive income attributable to noncontrolling interests	—	—
Balance at end of period	(4,115)	6,899
Foreign currency translation gain
Balance at beginning of period	252	259
Other comprehensive income (loss) before reclassifications	(18)	—
Amounts reclassified from accumulated comprehensive income	—	—
Tax effect	—	—
Net other comprehensive income	234	259
Less: Other comprehensive income attributable to noncontrolling interests	—	—
Balance at end of period	234	259
Accumulated other comprehensive income (loss) at end of period	$(3,881)	$7,158

Note 17. Accumulated Other Comprehensive Income (Loss)

Comprehensive income (loss) includes all changes in equity during the period, except those resulting from transactions with our shareholders. Comprehensive income (loss) is comprised of net earnings and other comprehensive income (loss). Accumulated other comprehensive income (loss) reported on our consolidated balance sheets consists of foreign currency translation adjustments and other items and the unrealized gains and losses, net of applicable taxes, on derivative instruments that have been designated and qualify as cash flow hedges.

Changes in accumulated other comprehensive income (loss), net of tax by component is as follows for the years ended December 31, 2022, 2021 and 2020:

	Year Ended December 31,
(Thousands)	2022	2021	2020
Cash flow hedge changes in fair value gain (loss):
Balance at beginning of period	$11,759	$3,581	$—
Other comprehensive income (loss) before reclassifications	(10,978)	18,010	6,490
Amounts reclassified from accumulated comprehensive income	(13,094)	(7,197)	(1,746)
Tax effect	5,958	(2,635)	(1,163)
Net other comprehensive income	(6,355)	11,759	3,581
Less: Other comprehensive income attributable to noncontrolling interests	—	—	—
Balance at end of period	(6,355)	11,759	3,581
Foreign currency translation gain
Balance at beginning of period	259	239	—
Other comprehensive income (loss) before reclassifications	(7)	20	239
Amounts reclassified from accumulated comprehensive income	—	—	—
Tax effect	—	—	—
Net other comprehensive income	252	259	239
Less: Other comprehensive income attributable to noncontrolling interests	—	—	—
Balance at end of period	252	259	239
Accumulated other comprehensive income (loss) at end of period	$(6,103)	$12,018	$3,820